Discontinued Operations - Summary of Assets and Liabilities of Discontinued Operations (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
LifeWorks [Member]
Assets:
Cash and equivalents	$ 5.3	$ 10.6
Trade and other receivables, net	13.3	7.0
Prepaid expenses	1.5	1.7
Property, plant and equipment, net	1.8	2.4
Other intangible assets, net	5.9	9.2
Goodwill	126.3	124.9
Other assets	2.1	0.2
Assets of discontinued operations	156.2	156.0
Liabilities:
Accounts payable	4.4	5.7
Other liabilities	10.8	10.4
Liabilities of discontinued operations	19.3	19.1
Deferred revenue	2.8	1.9
Employee compensation and benefits	1.3	1.1
Divested Benefits Continuation Businesses [Member]
Assets:
Other assets	0.0	0.1
Assets of discontinued operations	0.0	0.1
Liabilities:
Accounts payable	0.0	0.4
Other liabilities	0.3	0.5
Liabilities of discontinued operations	0.3	$ 0.9
Previously Reported [Member] | LifeWorks [Member]
Assets:
Cash and equivalents	5.4
Other assets	2.0
Liabilities:
Other liabilities	10.9
Employee compensation and benefits	$ 1.2